Note 15 - Commitments, Contingencies and Guarantees	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
15.	Commitments, contingencies and guarantees:

(a)	Operating lease commitments:

The Company has entered into operating leases for premises and equipment under which it is obligated to make minimum annual payments as described below:

	Less than 1 year	1 – 3 years	3 – 5 years	Greater than 5 years	Total

Operating leases	$225	$410	$433	$289	$1,357

(b)	Other contractual commitments:

The Company has entered into various contracts with service providers with respect to the clinical development of APTO-
253
and for its research program for its new program
CG’806.
These contracts will result in future payments commitments of approximately
$4
million.

The Company enters into research, development and license agreements in the ordinary course of business where the Company receives research services and rights to proprietary technologies. Milestone and royalty payments that may
become due under various agreements are dependent on, among other factors, clinical trials, regulatory approvals and ultimately the successful development of a new drug, the outcome and timing of which is uncertain.

Under the license agreement with CrystalGenomics, the Company has an option to pay
$2.0
million in cash or combination of cash and common shares, for the full development and commercial rights for the program in all territories outside of the Republic of Korea and China. The option fee is due on the earlier of (i) filing of an Investigational New Drug (“IND”) application with the Food and Drug Administration (“FDA”), (ii)
first
dosage of a human in a clinical trial or (iii) or early
June 2018.
In addition, under the terms of the license agreement, there are development milestones on the initiation of Phase
2
and pivotal clinical trial of
$16
million, and regulatory milestones totalling
$44
million. The Company also has an obligation to pay royalty payments on sales of commercialized product. The timing of any milestone or royalty payments that may
become due is
not
yet determinable.

(c)	Guarantees:

The Company entered into various contracts, whereby contractors perform certain services for the Company. The Company indemnifies the contractors against costs, charges and expenses in respect of legal actions or proceedings against the contractors in their capacity of servicing the Company. The maximum amounts payable from these guarantees cannot be reasonably estimated. Historically, the Company has not
made significant payments related to these guarantees.

The Company indemnifies its directors and officers against any and all claims or losses reasonably incurred in the performance of their service to the Company to the extent permitted by law. The Company has acquired and maintains liability insurance for its directors and officers. The fair value of this indemnification is not
determinable.